Finance and Operating Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Lease Cost

For the six months ended June 30, 2023, and 2022, the Company recognized the following total lease cost related to the Company’s lease arrangements:

	2023	2022
	(Unaudited)	(Unaudited)
Finance lease and operating lease costs	66,726	37,465
Expenses relating to short-term leases	5,510	11,210
Total lease cost	$72,236	$48,675

Schedule of Remaining Lease Payments

As of June 30, 2023, the Company’s remaining lease payments are as follows:

Leases
(Unaudited)
2023	$66,581
2024	133,161
2025	102,090
Total remaining lease payments (undiscounted)	301,832
Less: imputed interest	10,254
Present value of lease liabilities	$291,578

Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to leases:

	Classification	As of June 30, 2023	As of December 31, 2022
		(Unaudited)	(Unaudited)
Assets:
Operating lease assets	Right-of-use lease assets	$279,886	$341,625
Operating leases
Lease Liability - current	Current liabilities – lease liabilities	$126,046	$124,095
Lease liability – non-current	Non-current liabilities – lease liabilities	$165,532	$229,076

Schedule of Other Information Related to Leases

Other information related to leases for the six months ended June 30, 2023 and 2022:

	2023	2022
	(Unaudited)	(Unaudited)
Weighted-average remaining lease term (years) - operating leases	1.3	1.2
Weighted-average discount rate - operating leases	3.2%	2.9%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$-	$-
Operating cash flows from operating leases	$61,594	$36,115